RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 13 - RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of related parties, with which the Group has transactions:

No.	Name of related parties	Relationship
1	Shaozhang Lin	The legal representative and Chief Executive Officer (“CEO”) of the Company
2	Baiyan (Guangzhou) Investment Partnership (Limited partnership)	The indirect shareholder of the Company from April 21, 2023
3	Peng Liu	The CEO of Celnet BJ, who became the related party since October 29, 2025 due to the acquisition of Celnet

Balance and transactions with related parties were as follows:

	March 31, 2026	September 30, 2025
	(Unaudited)
Amount due from a related party
Shaozhang Lin (1)	$22,251	$17,486
Total due from a related party	$22,251	$17,486

Amount due to related parties
Baiyan (Guangzhou) Investment Partnership (Limited partnership) (2)	6,720	-
Peng Liu (3)	576,028	-
Total due to related parties	$582,748	$-

(1)	Amount due from a related party represents the payment to the related party for business development in advance. The amount is unsecured, non-interest bearing and repayable on demand. As of March 31, 2026, the balance of amount due from a related party was $22,251. As of the issuance date of the unaudited condensed consolidated financial statements, the repayment amount was nil.

(2)	Amount due to a related party represents business expenses paid by the related party on behalf of the Company. The amount is unsecured, non-interest bearing and repayable on demand.

(3)	Amount due to a related party represents loans provided by the related party to the Company. Balance due to the acquisition of Celnet on the Acquisition Date was $426,713. The amount is unsecured, non-interest bearing and repayable on demand. For the six months ended March 31, 2026, the Company received loan proceeds of approximately $282,613 and made repayments of approximately $141,260. As of March 31, 2026, the outstanding balance of amount due to the related parties was $576,028.